UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments

GE RSP Income Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Bonds and Notes—98.9% †		Principal Amount	Fair Value
U.S. Treasuries—28.2%
U.S. Treasury Bonds
3.38%	05/15/44	$37,573,300	$38,794,432	(a)
4.50%	02/15/36	80,141,500	98,912,162	(a)
4.50%	05/15/38	13,962,100	17,262,824
U.S. Treasury Notes
0.50%	06/30/16	182,089,400	182,196,105	(a)
0.50%	08/31/16	18,001,700	17,983,410
0.75%	01/15/17	40,788,500	40,763,007	(a)
0.88%	01/31/17	2,945,400	2,950,923
1.00%	09/30/16 - 09/15/17	106,527,900	107,246,425
1.63%	06/30/19	179,134,000	178,182,440	(a)
2.50%	05/15/24	50,473,000	50,504,546	(a)
			734,796,274
Agency Mortgage Backed—27.4%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	32,917,200	34,796,419	(a)
4.50%	06/01/33 - 02/01/35	200,244	216,859
5.00%	07/01/35	1,621,139	1,812,085
5.00%	06/01/41	10,170,308	11,351,333	(a)
5.50%	05/01/20	282,238	302,748
5.50%	01/01/38 - 04/01/39	3,728,967	4,178,679	(a)
6.00%	04/01/17 - 11/01/37	4,464,534	5,107,401
6.00%	06/01/33 - 06/01/37	2,383,388	2,736,558	(a)
6.50%	07/01/29	28,962	33,106	(a)
7.00%	10/01/16 - 08/01/36	1,120,892	1,269,962
7.50%	01/01/28 - 09/01/33	55,084	60,657
8.00%	11/01/30	8,149	9,262
8.50%	04/01/30	12,435	15,372
9.00%	05/01/16 - 10/01/16	19,391	20,249	(a)
9.00%	11/01/16	3,072	3,226
Federal National Mortgage Assoc.
2.10%	04/01/37	19,724	19,808	(b)
3.00%	02/01/43 - 05/01/43	108,606,632	107,280,172
3.00%	06/01/43	34,742,947	34,460,624	(a)
3.50%	11/01/42 - 02/01/43	43,233,331	44,363,663	(a)
4.00%	05/01/19 - 03/01/44	73,763,430	77,943,556
4.50%	05/01/18 - 04/01/41	40,766,800	44,057,416
4.50%	10/01/39 - 11/01/40	49,905,773	53,964,343	(a)
5.00%	07/01/20 - 06/01/41	21,018,247	23,453,038
5.50%	02/01/16 - 04/01/38	11,729,652	13,052,924
5.50%	08/01/37 - 01/01/39	11,770,513	13,158,911	(a)
6.00%	11/01/14 - 08/01/35	10,499,760	11,998,165
6.50%	12/01/14 - 08/01/36	1,608,963	1,795,936
7.00%	10/01/16 - 02/01/34	174,741	184,832
7.50%	02/01/15 - 12/01/33	636,416	719,731
8.00%	11/01/14 - 01/01/33	251,608	282,096
8.50%	04/01/30	39,000	49,061
9.00%	01/01/17 - 12/01/22	166,176	180,565
9.00%	04/01/19 - 06/01/21	53,175	57,960	(a)
3.00%	TBA	3,215,000	3,169,287	(c)
3.50%	TBA	26,605,000	27,193,221	(c)
5.00%	TBA	30,452,000	33,227,567	(c)
6.00%	TBA	21,770,000	24,606,052	(c)
6.50%	TBA	6,768,000	7,680,623	(c)

Government National Mortgage Assoc.
1.63%	05/20/21 - 10/20/25	28,437	29,048	(b)
3.00%	06/20/43	22,049,080	22,238,192
3.50%	05/20/43	27,457,066	28,429,432	(a)
4.00%	01/20/41	18,085,614	19,250,483
4.00%	04/20/43	16,777,472	17,817,358	(a)
4.50%	08/15/33 - 03/20/41	15,992,398	17,437,505
5.00%	08/15/33	663,076	736,658
6.00%	04/15/27 - 09/15/36	1,684,149	1,933,698
6.50%	04/15/19 - 09/15/36	1,496,621	1,701,176
7.00%	03/15/26 - 10/15/36	842,668	938,322
7.50%	11/15/22 - 11/15/31	298,330	323,386
8.00%	11/15/29 - 06/15/30	4,026	4,512
8.50%	10/15/17	97,893	104,859
9.00%	11/15/16 - 12/15/21	366,392	389,891
5.00%	TBA	12,587,000	13,844,962	(c)
5.50%	TBA	1,900,000	2,110,262	(c)
			712,103,211
Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	48,035	47,859	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	10,086,683	29,625	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	11,004,024	1,125,997	(f)
4.50%	03/15/18	270,545	6,360	(f)
5.00%	10/15/18 - 02/15/38	462,663	17,704	(f)
5.50%	06/15/33	647,055	123,677	(f)
5.95%	07/15/39	7,318,643	1,111,924	(b,f)
6.45%	08/15/25	4,132,633	542,590	(b,f)
7.50%	07/15/27	22,644	4,136	(f)
8.00%	04/15/20	28,194	30,042
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	15,745	14,607	(d,e)
8.00%	02/01/23 - 07/01/24	57,805	12,962	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	58,659	57,256	(d,e)
1.24%	12/25/42	1,567,895	65,092	(b,f)
5.00%	02/25/40 - 09/25/40	6,461,955	767,957	(f)
5.85%	07/25/38	1,150,662	157,174	(b,f)
7.35%	05/25/18	201,878	18,031	(b,f)
8.00%	05/25/22	84	1,832	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	661,690	606,736	(d,e)
4.50%	08/25/35 - 01/25/36	1,748,921	275,418	(f)
5.00%	03/25/38 - 05/25/38	1,043,344	173,237	(f)
5.50%	12/25/33	225,924	44,497	(f)
6.00%	01/25/35	867,085	177,423	(f)
7.50%	11/25/23	253,647	45,946	(f)
8.00%	08/25/23 - 07/25/24	118,364	23,913	(f)
8.50%	03/25/17 - 07/25/22	128,057	17,355	(f)
9.00%	05/25/22	53,898	11,009	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	11,658,453	1,218,213	(f)
5.00%	12/20/35 - 09/20/38	7,286,831	637,447	(f)
6.10%	02/20/40	16,671,460	2,934,987	(b,f)
			10,301,006

Asset Backed—0.1%
Capital One Multi-Asset Execution Trust 2006-B1
0.43%	01/15/19	1,000,000	996,032	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	1,345,804	1,381,127	(g)
Countrywide Asset-Backed Certificates 2005-17
0.42%	05/25/36	165,604	165,100	(b)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	1,250,000	1,253,235
Irwin Home Equity Loan Trust 2006-2
0.30%	02/25/36	225,828	177,546	(b,h)
			3,973,040
Corporate Notes—35.6%
21st Century Fox America Inc.
6.65%	11/15/37	1,846,000	2,313,926
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,231,462
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,938,947
2.00%	11/06/18	2,313,000	2,277,315
ACCO Brands Corp.
6.75%	04/30/20	685,000	708,975
Actavis Funding SCS
1.30%	06/15/17	3,992,000	3,917,453	(h)
4.85%	06/15/44	1,663,000	1,562,377	(h)
Agrium Inc.
4.90%	06/01/43	2,503,000	2,539,967
Alcoa Inc.
5.13%	10/01/24	690,000	690,896
Altria Group Inc.
2.95%	05/02/23	1,681,000	1,602,390
4.50%	05/02/43	1,681,000	1,586,955
America Movil SAB de C.V.
5.00%	03/30/20	4,968,000	5,436,532
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,340,000
7.75%	11/15/19	652,000	730,240
American Campus Communities Operating Partnership LP
4.13%	07/01/24	2,494,000	2,501,183
American International Group Inc.
3.38%	08/15/20	2,454,000	2,527,397
American Seafoods Group LLC
10.75%	05/15/16	2,660,000	2,586,850	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	4,077,000	4,165,349
3.50%	01/31/23	982,000	933,569
Amgen Inc.
2.20%	05/22/19	4,996,000	4,943,047
Anadarko Petroleum Corp.
6.20%	03/15/40	1,766,000	2,160,037
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,593,363
ANZ New Zealand International Ltd.
2.60%	09/23/19	3,400,000	3,408,211	(h)
AP Moeller - Maersk A/S
2.55%	09/22/19	2,355,000	2,360,692	(h)
3.75%	09/22/24	2,355,000	2,361,248	(h)

Apple Inc.
2.85%	05/06/21	5,169,000	5,179,142
3.45%	05/06/24	3,446,000	3,480,267
Aramark Services Inc.
5.75%	03/15/20	4,809,000	4,929,225
Archer-Daniels-Midland Co.
4.02%	04/16/43	1,720,000	1,638,983
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.23%	12/15/19	1,900,000	1,838,250	(b,h)
Arizona Public Service Co.
6.25%	08/01/16	2,339,000	2,563,156
Ascension Health
4.85%	11/15/53	2,608,000	2,899,958
AT&T Inc.
2.38%	11/27/18	3,936,000	3,972,821
4.35%	06/15/45	1,849,000	1,699,512
4.80%	06/15/44	1,995,000	1,965,596
AXIS Specialty Finance PLC
5.15%	04/01/45	1,871,000	1,943,382
Bank of America Corp.
1.70%	08/25/17	1,692,000	1,684,689
2.00%	01/11/18	7,012,000	6,981,505
2.60%	01/15/19	1,476,000	1,473,125
4.00%	04/01/24	5,222,000	5,276,418
4.10%	07/24/23	1,981,000	2,022,397
Barclays Bank PLC
2.25%	05/10/17	8,801,000	9,016,977	(h)
Bed Bath & Beyond Inc.
3.75%	08/01/24	1,661,000	1,646,910
4.92%	08/01/34	498,000	495,507
5.17%	08/01/44	2,319,000	2,270,670
Berkshire Hathaway Energy Co.
6.13%	04/01/36	3,165,000	3,916,824
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	4,120,000	4,187,914
3.00%	05/15/22	1,056,000	1,053,640
Berkshire Hathaway Inc.
4.50%	02/11/43	3,892,000	3,951,875
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	1,714,000	1,880,301
Bombardier Inc.
4.75%	04/15/19	2,050,000	2,044,875	(h)
6.00%	10/15/22	3,427,000	3,409,865	(h)
7.75%	03/15/20	2,094,000	2,282,879	(h)
BP Capital Markets PLC
1.38%	05/10/18	1,688,000	1,657,722
3.81%	02/10/24	3,401,000	3,442,642
Branch Banking & Trust Co.
3.80%	10/30/26	1,690,000	1,682,187
Brocade Communications Systems Inc.
4.63%	01/15/23	1,451,000	1,392,960
Calpine Corp.
5.75%	01/15/25	2,054,000	1,994,947
5.88%	01/15/24	2,515,000	2,603,025	(h)
Caterpillar Inc.
4.30%	05/15/44	1,722,000	1,749,492

Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,043,972
4.35%	11/01/42	1,029,000	1,004,292
CBS Corp.
3.70%	08/15/24	2,624,000	2,591,276
4.90%	08/15/44	1,693,000	1,673,495
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.63%	02/15/24	2,053,000	2,058,132	(h)
Cequel Capital Corp.
5.13%	12/15/21	4,569,000	4,369,951	(h)
CF Industries Inc.
5.38%	03/15/44	1,733,000	1,813,567
Chesapeake Energy Corp.
3.25%	03/15/16	1,923,000	1,927,807
Citigroup Inc.
1.75%	05/01/18	3,366,000	3,318,950
5.50%	09/13/25	5,141,000	5,598,595
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,769,869
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,304,897
CNH Industrial Capital LLC
3.38%	07/15/19	2,600,000	2,450,500	(h)
3.88%	11/01/15	1,928,000	1,940,050
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,494,589
Cogeco Cable Inc.
4.88%	05/01/20	3,215,000	3,190,887	(h)
Comcast Corp.
4.20%	08/15/34	1,693,000	1,678,461
4.75%	03/01/44	1,701,000	1,794,519
Commonwealth Bank of Australia
0.75%	01/15/16	4,706,000	4,709,666	(h)
Constellation Brands Inc.
7.25%	09/01/16	3,211,000	3,516,045
Continental Resources Inc.
4.90%	06/01/44	1,663,000	1,621,189
Corp Andina de Fomento
4.38%	06/15/22	4,826,000	5,157,710
Corporate Office Properties LP (REIT)
3.60%	05/15/23	3,069,000	2,935,247
3.70%	06/15/21	1,666,000	1,645,248
COX Communications Inc.
4.70%	12/15/42	737,000	710,821	(h)
Credit Suisse AG
2.60%	05/27/16	3,681,000	3,790,738	(h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	1,370,000	1,294,650
CSX Corp.
4.50%	08/01/54	1,694,000	1,654,244
CVS Health Corp.
2.25%	08/12/19	5,080,000	5,028,392
Daimler Finance North America LLC
2.38%	08/01/18	8,030,000	8,127,990	(h)
Denbury Resources Inc.
6.38%	08/15/21	2,251,000	2,341,040
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,955,205	(h)

Diageo Capital PLC
1.13%	04/29/18	3,366,000	3,288,309
Diageo Investment Corp.
2.88%	05/11/22	4,105,000	4,024,255
DigitalGlobe Inc.
5.25%	02/01/21	5,270,000	5,059,200	(h)
DIRECTV Holdings LLC
4.45%	04/01/24	2,595,000	2,702,576
5.15%	03/15/42	1,652,000	1,670,405
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,245,681
4.13%	07/15/17	3,373,000	3,522,734
Dominion Resources Inc.
1.95%	08/15/16	3,151,000	3,203,108
Duke Energy Corp.
1.63%	08/15/17	2,920,000	2,931,514
3.75%	04/15/24	2,419,000	2,479,923
Eaton Corp.
2.75%	11/02/22	3,686,000	3,553,908
Ecopetrol S.A.
5.88%	05/28/45	851,000	861,638
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	3,446,000	3,423,429
Electricite de France S.A.
2.15%	01/22/19	6,811,000	6,792,025	(h)
Enbridge Inc.
4.50%	06/10/44	1,664,000	1,620,223
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	1,452,000	1,386,660	(h)
Energy Transfer Equity LP
5.88%	01/15/24	3,421,000	3,463,762
Energy Transfer Partners LP
6.50%	02/01/42	2,729,000	3,107,428
Ensco PLC
4.50%	10/01/24	3,367,000	3,378,337
5.75%	10/01/44	1,685,000	1,708,175
ERP Operating LP
4.50%	07/01/44	1,995,000	1,964,540
European Investment Bank
0.88%	12/15/14	5,135,000	5,142,343
4.88%	01/17/17	6,925,000	7,550,279
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	823,000	818,325
Exelon Corp.
4.90%	06/15/15	3,716,000	3,824,489
Express Scripts Holding Co.
2.25%	06/15/19	6,650,000	6,556,833
Five Corners Funding Trust
4.42%	11/15/23	3,703,000	3,875,823	(h)
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,683,370
Ford Motor Credit Company LLC
5.88%	08/02/21	2,569,000	2,953,898
Forest Laboratories Inc.
5.00%	12/15/21	3,386,000	3,619,245	(h)
Freeport-McMoRan Inc.
5.45%	03/15/43	1,430,000	1,458,069

Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481,000	2,617,455	(h)
Frontier Communications Corp.
7.13%	03/15/19	2,617,000	2,826,360
General Motors Co.
4.88%	10/02/23	1,259,000	1,331,393
General Motors Financial Company Inc.
2.63%	07/10/17	1,368,000	1,374,207
3.00%	09/25/17	2,028,000	2,048,280
3.50%	07/10/19	1,368,000	1,378,256
4.38%	09/25/21	3,379,000	3,455,027
Gilead Sciences Inc.
4.80%	04/01/44	2,595,000	2,727,246
Glencore Funding LLC
2.50%	01/15/19	2,105,000	2,060,627	(h)
4.13%	05/30/23	3,003,000	2,972,090	(h)
4.63%	04/29/24	3,351,000	3,377,473	(h)
Grupo Televisa SAB
5.00%	05/13/45	967,000	955,290
HCA Inc.
4.75%	05/01/23	5,690,000	5,561,975
6.50%	02/15/20	2,903,000	3,171,527
Hewlett-Packard Co.
2.75%	01/14/19	6,848,000	6,955,185
Hexion US Finance Corp.
6.63%	04/15/20	5,216,000	5,242,080
Hughes Satellite Systems Corp.
6.50%	06/15/19	1,839,000	1,953,937
Humana Inc.
3.85%	10/01/24	3,365,000	3,362,756
Huntsman International LLC
4.88%	11/15/20	3,205,000	3,156,925
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,506,020	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	3,402,000	3,457,381
Ingles Markets Inc.
5.75%	06/15/23	4,367,000	4,388,835
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	3,422,000	3,268,010
International Business Machines Corp.
3.63%	02/12/24	3,479,000	3,550,215
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	1,167,000	1,137,050	(h)
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,612,232
Iron Mountain Inc.
6.00%	08/15/23	3,421,000	3,506,525
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,032,948	(h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	1,896,000	1,820,160	(h)
Jefferies Group Inc.
5.13%	01/20/23	1,378,000	1,464,671
6.50%	01/20/43	1,123,000	1,240,886
John Deere Capital Corp.
3.35%	06/12/24	3,327,000	3,349,461

Johnson Controls Inc.
4.63%	07/02/44	1,663,000	1,623,650
JPMorgan Chase & Co.
3.88%	09/10/24	5,053,000	4,953,673
5.00%	12/29/49	2,443,000	2,381,436	(b)
6.10%	10/01/49	4,040,000	3,994,550	(b)
KB Home
7.00%	12/15/21	3,421,000	3,566,392
Kerr-McGee Corp.
6.95%	07/01/24	1,057,000	1,330,113
KFW
2.00%	10/04/22	10,325,000	9,958,586
4.50%	07/16/18	2,938,000	3,255,654
Kilroy Realty LP
4.25%	08/15/29	1,692,000	1,672,094
Kinder Morgan Energy Partners LP
3.50%	09/01/23	2,786,000	2,645,627
5.50%	03/01/44	1,728,000	1,731,853
Kinder Morgan Inc.
5.63%	11/15/23	4,703,000	4,996,937	(h)
Kinross Gold Corp.
5.95%	03/15/24	1,699,000	1,728,180	(h)
6.88%	09/01/41	546,000	557,431
Korea National Oil Corp.
2.88%	11/09/15	3,961,000	4,038,952	(h)
L Brands Inc.
5.63%	02/15/22	3,421,000	3,566,392
L-3 Communications Corp.
1.50%	05/28/17	2,332,000	2,314,911
3.95%	05/28/24	1,237,000	1,227,363
Lamar Media Corp.
5.00%	05/01/23	3,421,000	3,292,712
Land O’ Lakes Inc.
6.00%	11/15/22	1,012,000	1,081,524	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	3,477,000	3,553,567	(h)
Linn Energy LLC
6.25%	11/01/19	1,733,000	1,691,841
Macquarie Bank Ltd.
2.60%	06/24/19	6,650,000	6,644,607	(h)
Marathon Petroleum Corp.
3.63%	09/15/24	3,370,000	3,298,755
4.75%	09/15/44	2,609,000	2,504,546
Marsh & McLennan Companies Inc.
3.50%	03/10/25	3,370,000	3,314,095
Mattel Inc.
2.35%	05/06/19	5,171,000	5,143,521
MEG Energy Corp.
6.50%	03/15/21	2,053,000	2,104,325	(h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,280,828
Metlife Inc.
4.72%	12/15/44	1,347,000	1,359,638
Mizuho Bank Ltd.
2.45%	04/16/19	4,151,000	4,141,801	(h)
Monsanto Co.
3.38%	07/15/24	1,664,000	1,655,302
4.70%	07/15/64	984,000	979,370

Morgan Stanley
2.13%	04/25/18	3,303,000	3,302,653
2.38%	07/23/19	5,080,000	4,999,675
4.10%	05/22/23	3,973,000	3,962,027
4.35%	09/08/26	2,610,000	2,565,152
4.75%	03/22/17	2,159,000	2,320,085
4.88%	11/01/22	3,226,000	3,408,211
5.00%	11/24/25	2,150,000	2,248,491
Motorola Solutions Inc.
4.00%	09/01/24	3,386,000	3,305,136
Mylan Inc.
5.40%	11/29/43	1,613,000	1,709,522
7.88%	07/15/20	2,928,000	3,193,813	(h)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,434,000	1,487,964	(h)
National Retail Properties Inc.
3.90%	06/15/24	2,755,000	2,761,865
NCL Corporation Ltd.
5.00%	02/15/18	1,788,000	1,805,880
Newfield Exploration Co.
5.63%	07/01/24	3,507,000	3,752,490
5.75%	01/30/22	3,345,000	3,587,512
Newmont Mining Corp.
4.88%	03/15/42	1,293,000	1,090,110
Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,162,999
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,770,000	5,872,417
Northeast Utilities
1.45%	05/01/18	3,371,000	3,317,354
Omnicom Group Inc.
3.63%	05/01/22	1,321,000	1,340,436
Oracle Corp.
2.25%	10/08/19	6,690,000	6,662,337
3.63%	07/15/23	2,427,000	2,490,777
4.50%	07/08/44	1,661,000	1,681,460
Owens & Minor Inc.
3.88%	09/15/21	3,365,000	3,369,149
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,016,113
PacifiCorp
6.25%	10/15/37	2,644,000	3,432,462
People’s United Bank
4.00%	07/15/24	3,905,000	3,877,298
Perrigo Company PLC
2.30%	11/08/18	3,425,000	3,402,148	(h)
Petrobras International Finance Co.
3.50%	02/06/17	3,082,000	3,135,565
3.88%	01/27/16	1,175,000	1,202,613
Petroleos Mexicanos
3.50%	01/30/23	1,614,000	1,546,212
Philip Morris International Inc.
4.13%	03/04/43	1,682,000	1,588,013
Pitney Bowes Inc.
4.63%	03/15/24	3,255,000	3,299,457
Plains Exploration & Production Co.
6.50%	11/15/20	1,054,000	1,154,256
PNC Bank
2.40%	10/18/19	6,750,000	6,709,243

Prudential Financial Inc.
5.63%	06/15/43	2,060,000	2,146,932	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	4,803,741
Range Resources Corp.
5.75%	06/01/21	1,920,000	2,016,000
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	2,565,000	2,526,525
Revlon Consumer Products Corp.
5.75%	02/15/21	1,980,000	1,940,400
Roche Holdings Inc.
2.25%	09/30/19	5,060,000	5,039,153	(h)
2.88%	09/29/21	3,395,000	3,390,132	(h)
3.35%	09/30/24	3,395,000	3,401,305	(h)
Rowan Companies Inc.
4.75%	01/15/24	2,387,000	2,399,529
5.85%	01/15/44	682,000	671,209
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,557,300
RSI Home Products Inc.
6.88%	03/01/18	3,211,000	3,347,467	(h)
Ryder System Inc.
2.45%	09/03/19	4,135,000	4,111,819
Sabine Pass Liquefaction LLC
5.63%	02/01/21	1,857,000	1,908,067
Schaeffler Holding Finance BV
6.88%	08/15/18	1,900,000	1,976,000	(h,i)
Seagate HDD Cayman
4.75%	01/01/25	2,563,000	2,550,185	(h)
Shell International Finance BV
3.40%	08/12/23	5,178,000	5,262,086
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	2,653,000	2,498,916	(h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	3,466,000	3,535,320	(h)
Spectra Energy Partners LP
4.75%	03/15/24	3,385,000	3,630,660
Sprint Corp.
7.25%	09/15/21	1,895,000	1,973,169	(h)
Statoil ASA
3.70%	03/01/24	5,137,000	5,323,966
4.80%	11/08/43	1,712,000	1,855,022
Steel Dynamics Inc.
5.13%	10/01/21	2,028,000	2,058,420	(h)
Sysco Corp.
2.35%	10/02/19	3,365,000	3,365,071	(c)
3.50%	10/02/24	2,355,000	2,361,467	(c)
4.35%	10/02/34	1,345,000	1,364,552	(c)
T-Mobile USA Inc.
6.25%	04/01/21	1,946,000	1,965,460
Talisman Energy Inc.
6.25%	02/01/38	1,385,000	1,545,081
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,713,836
Target Corp.
3.50%	07/01/24	3,824,000	3,827,671
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	2,365,000	2,410,226	(h)

Teck Resources Ltd.
3.75%	02/01/23	3,199,000	3,010,832
5.40%	02/01/43	1,683,000	1,566,785
Telecom Italia S.p.A.
5.30%	05/30/24	3,500,000	3,430,000	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,261,468
6.00%	10/01/20	3,421,000	3,617,707
Textron Inc.
6.20%	03/15/15	2,998,000	3,073,556
The Allstate Corp.
5.75%	08/15/53	1,900,000	2,023,500	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,188,101	(h)
2.35%	09/08/19	5,055,000	5,012,583	(h)
The Dow Chemical Co.
3.50%	10/01/24	6,735,000	6,569,299
4.25%	10/01/34	3,370,000	3,244,831
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	4,064,763
2.63%	01/31/19	5,094,000	5,080,898
2.90%	07/19/18	1,381,000	1,414,567
4.00%	03/03/24	4,079,000	4,108,287
4.80%	07/08/44	1,993,000	2,004,073
The Korea Development Bank
3.25%	03/09/16	2,799,000	2,882,746
4.00%	09/09/16	1,627,000	1,712,461
The Potomac Edison Co.
5.35%	11/15/14	1,520,000	1,528,919
The Southern Co.
2.45%	09/01/18	4,126,000	4,196,806
The Timken Co.
3.88%	09/01/24	2,590,000	2,549,482	(h)
The Williams Companies Inc.
4.55%	06/24/24	1,079,000	1,067,424
5.75%	06/24/44	1,662,000	1,632,985
8.75%	03/15/32	1,349,000	1,711,872
Time Inc.
5.75%	04/15/22	2,068,000	1,980,110	(h)
Time Warner Cable Inc.
5.88%	11/15/40	2,198,000	2,586,202
6.55%	05/01/37	1,004,000	1,266,550
Time Warner Inc.
5.35%	12/15/43	2,767,000	2,979,766
Tops Holding Corp.
8.88%	12/15/17	4,464,000	4,653,720
Tyco Electronics Group S.A.
2.35%	08/01/19	3,384,000	3,376,599
Tyson Foods Inc.
2.65%	08/15/19	1,693,000	1,696,168
3.95%	08/15/24	1,129,000	1,130,976
5.15%	08/15/44	1,129,000	1,168,282
U.S. Bancorp
3.44%	02/01/16	5,157,000	5,327,537
Ultra Petroleum Corp.
6.13%	10/01/24	1,352,000	1,291,160	(h)
Unit Corp.
6.63%	05/15/21	3,219,000	3,227,047
United Rentals North America Inc.
5.75%	07/15/18	3,212,000	3,348,510
6.13%	06/15/23	1,368,000	1,405,620

Vail Resorts Inc.
6.50%	05/01/19	1,763,000	1,844,539
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	1,833,000	1,883,407	(h)
6.75%	08/15/18	2,527,000	2,665,985	(h)
Verizon Communications Inc.
1.35%	06/09/17	8,312,000	8,269,767
5.05%	03/15/34	1,039,000	1,100,831
5.15%	09/15/23	3,676,000	4,070,688
6.55%	09/15/43	1,915,000	2,392,586
Viasystems Inc.
7.88%	05/01/19	1,932,000	2,023,770	(h)
Virgin Media Finance PLC
6.00%	10/15/24	2,110,000	2,112,637	(c,h)
Virgin Media Secured Finance PLC
5.25%	01/15/21	1,400,000	1,407,000
Volkswagen Group of America Finance LLC
2.13%	05/23/19	8,326,000	8,257,810	(h)
Wal-Mart Stores Inc.
3.30%	04/22/24	2,759,000	2,790,450
4.30%	04/22/44	3,449,000	3,469,408
Weatherford International Ltd.
5.95%	04/15/42	2,052,000	2,204,082
6.75%	09/15/40	844,000	988,316
WellPoint Inc.
3.30%	01/15/23	3,416,000	3,377,348
Wells Fargo & Co.
4.10%	06/03/26	3,868,000	3,854,404
5.90%	12/29/49	2,229,000	2,270,794	(b)
Windstream Corp.
6.38%	08/01/23	3,218,000	3,105,370
WPP Finance 2010
3.75%	09/19/24	3,365,000	3,318,762
WPX Energy Inc.
5.25%	01/15/17	3,212,000	3,340,480
Wynn Macau Ltd.
5.25%	10/15/21	1,600,000	1,544,000	(h)
Xilinx Inc.
2.13%	03/15/19	1,730,000	1,719,295
XLIT Ltd.
5.25%	12/15/43	1,613,000	1,773,734
Yamana Gold Inc.
4.95%	07/15/24	2,646,000	2,634,006	(h)
			926,532,469
Non-Agency Collateralized Mortgage Obligations—5.7%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	4,978,212	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	242,787	256,761
5.68%	07/10/46	1,450,000	1,561,837
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,482,244	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	273,107	299,915	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	2,270,000	2,535,091	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	3,110,000	3,153,213	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	3,022,152	3,111,492	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	1,353,328	1,395,637	(b,h)

Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	2,591,505	2,604,489	(b)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	1,690,000	1,784,518	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,845,753	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	3,421,000	3,065,397	(b,h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	1,600,000	1,619,754	(b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,469,966	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,074,888	(b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	1,695,000	1,529,214	(b,h)
4.88%	08/10/47	1,695,000	1,722,442	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	5,740,000	6,018,120	(b)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.22%	10/25/35	645,198	—	(**,b,k)
GS Mortgage Securities Corp. II 2012-GCJ9
2.53%	11/10/45	7,677,098	938,433	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	1,720,000	1,768,384	(h)
GS Mortgage Securities Trust 2009-GC47
4.53%	09/10/47	6,159,000	5,509,472
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	3,010,000	3,104,342
5.47%	08/10/44	1,470,000	1,627,844	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	1,735,000	1,820,893
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	3,405,000	3,371,556	(h)
Impac CMB Trust Series 2004-5
0.87%	10/25/34	1,634,619	1,591,501	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.08%	12/15/47	10,194,274	983,911	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	3,189,390	3,224,346	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	771,825	773,675	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,153,405
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	4,940,837	5,322,091
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,049,973	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	1,365,000	1,452,090	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	2,521,000	2,627,300	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	1,710,000	1,768,809	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.87%	12/15/39	8,572,336	17,848	(b,f,h)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	1,515,260	1,540,871
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	2,970,000	3,077,597
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	1,409,782	1,500,231	(b)

LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	3,590,000	3,926,699	(b)
6.11%	07/15/40	4,180,000	4,573,397	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	331,612	24,773	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,903,531	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	3,154,000	3,114,329	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	1,689,595	1,358,357	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	4,900,000	4,933,820	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	2,300,000	2,162,000	(b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	3,500,000	3,624,429	(b)
5.27%	10/12/52	2,590,000	2,695,636	(b)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	1,190,000	1,268,799	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	3,450,000	3,812,560	(b)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	1,525,000	1,710,376	(b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510,000	1,655,612	(b,h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	815,933	25,451
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,971,830
5.30%	12/15/46	1,385,000	1,367,298	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	2,365,000	2,495,087	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	2,036,972	1,713,542	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,568,200	(b)
			147,639,241
Sovereign Bonds—0.8%
Government of Brazil
4.25%	01/07/25	5,509,000	5,453,910
Government of Chile
3.63%	10/30/42	700,000	614,250
Government of Colombia
2.63%	03/15/23	2,597,000	2,389,240
5.63%	02/26/44	1,740,000	1,914,000
Government of Mexico
4.00%	10/02/23	1,684,000	1,740,414
4.75%	03/08/44	3,730,000	3,702,025
Government of Panama
4.00%	09/22/24	1,673,000	1,668,818
Government of Philippines
4.20%	01/21/24	1,514,000	1,597,270
Government of Turkey
3.25%	03/23/23	2,038,000	1,834,200
6.63%	02/17/45	655,000	732,781
			21,646,908
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,583,088
Denver City & County School District No 1
4.24%	12/15/37	2,945,000	2,858,859

Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,971,058
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	980,091
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,082,469
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,967,719
State of California
5.70%	11/01/21	2,075,000	2,442,565
			17,885,849
FNMA—0.0% *
Lehman TBA
5.50%	TBA	1,892,734	—	(**,j,k)

Total Bonds and Notes (Cost $2,552,530,927)			2,574,877,998

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $2,594,700)		103,788	2,660,086

Total Investments in Securities (Cost $2,555,125,627)			2,577,538,084

		Principal Amount
Short-Term Investments—5.1%
Time Deposit—3.2%
State Street Corp.
0.01%	10/01/14	$82,442,972	82,442,972	(l)

Total Time Deposit (Cost $82,442,972)			82,442,972
U.S. Treasuries—1.9%
U.S. Treasury Bills
0.02%	12/18/14	50,000,000	49,998,100	(d)

Total U.S. Treasuries (Cost $49,998,375)			49,998,100

Total Short-Term Investments (Cost $132,441,347)			132,441,072

Total Investments (Cost $2,687,566,974)			2,709,979,156

Liabilities in Excess of Other Assets, net—(4.1)%			(106,602,886)

NET ASSETS—100.0%			$2,603,376,270

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2014	3	$457,500	$11,256
2 Yr. U.S. Treasury Notes Futures	December 2014	836	182,953,375	(7,898)

				$3,358

The Fund had the following short futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2014	1,309	$(180,519,281)	$(309,722)
5 Yr. U.S. Treasury Notes Futures	December 2014	663	(78,404,930)	(177,497)
10 Yr. U.S. Treasury Notes Futures	December 2014	583	(72,665,485)	90,302

				$(396,917)

				$(393,559)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $249,210,340 or 9.57% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$734,796,274	$—	$734,796,274
Agency Mortgage Backed	—	712,103,211	—	712,103,211
Agency Collateralized Mortgage Obligations	—	10,301,006	—	10,301,006
Asset Backed	—	3,973,040	—	3,973,040
Corporate Notes	—	926,532,469	—	926,532,469
Non-Agency Collateralized Mortgage Obligations	—	147,639,241	—	147,639,241
Sovereign Bonds	—	21,646,908	—	21,646,908
Municipal Bonds and Notes	—	17,885,849	—	17,885,849
Preferred Stock	2,660,086	—	—	2,660,086
Short-Term Investments	—	132,441,072	—	132,441,072

Total Investments in Securities	$2,660,086	$2,707,319,070	$—	$2,709,979,156

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$11,256	$—	$—	$11,256
Long Futures Contracts—Unrealized Depreciation	(7,898)	—	—	(7,898)
Short Futures Contracts—Unrealized Appreciation	90,302	—	—	90,302
Short Futures Contracts—Unrealized Depreciation	(487,219)	—	—	(487,219)

Total Other Financial Instruments	$(393,559)	$—	$—	$(393,559)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,688,976,166	$39,129,200	$(18,126,210)	$21,002,990

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund
General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 20, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE RSP Funds

Date: November 20, 2014